Note 8 - Basic and Diluted Net Income (Loss) Per Share - Schedule of Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Net loss attributable to Avalon Holdings Corporation common shareholders	$ (1,775)	$ (583)
Weighted average shares outstanding - basic (in shares)	3,899,431	3,899,431
Loss per share attributable to Avalon Holdings Corporation common shareholders
Basic net loss per share (in dollars per share)	$ (0.46)	$ (0.15)